Supplemental information on oil and gas activities (Schedule of Costs Incurred in Exploration, Property Acquisitions and Development) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	$ 0	$ 0
Acquisition of properties, Unproved	0	0
Total property acquisition	0	0
Exploration	73,478	81,928	$ 76,187
Development	129,065	126,060	99,619
Total costs incurred	202,543	207,988	175,806
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0
Acquisition of properties, Unproved	0	0
Total property acquisition	0	0
Exploration	46,330	66,953	48,771
Development	127,403	125,997	89,231
Total costs incurred	173,733	192,950	138,002
Ecuador
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	24,223	13,331	26,521
Development	729	372	648
Total costs incurred	24,952	13,703	27,169
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	86	107	0
Development	933	255	(212)
Total costs incurred	1,019	362	(212)
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	0	56	116
Development	0	(564)	9,952
Total costs incurred	0	(508)	10,068
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	2,839	1,481	779
Development	0	0	0
Total costs incurred	$ 2,839	$ 1,481	$ 779